High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.5%
Security	Principal Amount (000's omitted)	Value
Apidos CLO XXXIX Ltd., Series 2022-39A, Class D, 7.676%, (3 mo. SOFR + 3.35%), 4/21/35(1)(2)	$1,500	$ 1,505,621
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 7.168%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	2,000	2,004,176
Series 2021-1A, Class ER, 9.568%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	1,500	1,472,553
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C2R, 8.076%, (3 mo. SOFR + 3.75%), 4/20/38(1)(2)	1,500	1,486,371
Barings CLO Ltd.:
Series 2025-1A, Class D2, 7.976%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	1,000	1,004,379
Series 2025-1A, Class E, 8.926%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	994,397
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class D2R2, 8.322%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,000	2,011,512
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.926%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,008,205
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 7.117%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,500	1,499,753
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.718%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	2,011,840
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.918%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,990,110
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 9.526%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	1,500	1,518,264
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 7.429%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,000	1,004,115
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.426%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,013,652
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.319%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	1,000	1,007,597
Harvest U.S. CLO Ltd., Series 2024-3A, Class D1, 7.629%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,004,012
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.729%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	2,000	1,994,368
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.479%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,505,823
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 7.218%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	2,000	2,006,084
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.918%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	1,003,707
Security	Principal Amount (000's omitted)	Value
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 7.218%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	$1,250	$ 1,252,501
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 9.119%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	2,013,996
Oaktree CLO Ltd., Series 2019-4A, Class D1RR, 7.726%, (3 mo. SOFR + 3.40%), 7/20/37(1)(2)	1,000	1,002,605
OCP CLO Ltd., Series 2024-32A, Class D1, 8.069%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,500	1,516,008
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 8.229%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	1,500	1,513,432
RR 38 Ltd., Series 2025-38A, Class C2, 7.968%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	2,000	2,008,110
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 11.539%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,934,184
Series 2021-3A, Class E, 11.679%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,950,146
Total Asset-Backed Securities (identified cost $43,180,604)		$ 43,237,521

Common Stocks — 1.5%
Security	Shares	Value
Energy — 0.3%
Ascent CNR Corp., Class A(3)(4)	6,273,462	$ 1,756,569
Energy Transfer LP	200,000	3,608,000
		$ 5,364,569
Environmental — 0.4%
GFL Environmental, Inc.	140,500	$ 7,072,770
		$ 7,072,770
Healthcare — 0.1%
Ardent Health, Inc.(5)	190,000	$ 2,014,000
Endo, Inc.(5)	1,944	45,859
		$ 2,059,859
Homebuilders & Real Estate — 0.3%
James Hardie Industries PLC(5)	150,000	$ 3,891,000
		$ 3,891,000
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Paper — 0.1%
Enviva LLC(4)(5)	76,513	$ 1,492,042
		$ 1,492,042
Utility — 0.3%
Vistra Corp.	23,528	$ 4,906,529
		$ 4,906,529
Total Common Stocks (identified cost $20,209,329)		$ 24,786,769

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)	Value
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$2,275	$ 2,149,779
Total Convertible Bonds (identified cost $2,154,592)		$ 2,149,779

Corporate Bonds — 82.5%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.5%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	5,593	$ 5,790,136
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)	1,600	1,638,082
6.25%, 3/15/33(1)	1,215	1,247,769
Bombardier, Inc.:
7.00%, 6/1/32(1)	1,915	1,983,440
7.25%, 7/1/31(1)	2,100	2,195,458
7.875%, 4/15/27(1)	144	144,836
8.75%, 11/15/30(1)	2,730	2,941,231
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,591	1,541,149
4.125%, 4/15/29(1)	1,341	1,288,307
CACI International, Inc., 6.375%, 6/15/33(1)	3,145	3,219,823
Moog, Inc., 4.25%, 12/15/27(1)	2,966	2,900,518
Science Applications International Corp., 4.875%, 4/1/28(1)	4,831	4,766,216
TransDigm, Inc.:
4.625%, 1/15/29	1,777	1,738,820
6.375%, 3/1/29(1)	1,580	1,619,028
6.625%, 3/1/32(1)	5,115	5,265,990
Security	Principal Amount* (000's omitted)	Value
Aerospace (continued)
TransDigm, Inc.: (continued)
6.75%, 8/15/28(1)	3,719	$ 3,799,375
		$ 42,080,178
Air Transportation — 0.6%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)	2,069	$ 2,174,701
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	7,353	6,952,948
9.50%, 6/1/28(1)	1,370	1,405,571
		$ 10,533,220
Automotive & Auto Parts — 2.0%
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	7,700	$ 7,777,077
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	2,460	2,537,872
8.50%, 5/15/27(1)	5,114	5,154,728
Ford Motor Co., 4.75%, 1/15/43	2,651	2,056,170
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	3,471	3,369,911
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	6,106	4,201,306
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	8,544	8,978,129
		$ 34,075,193
Broadcasting — 1.1%
Gray Media, Inc., 5.375%, 11/15/31(1)	3,047	$ 2,251,636
Playtika Holding Corp., 4.25%, 3/15/29(1)	5,764	5,275,755
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	2,644	2,349,378
Sinclair Television Group, Inc.:
4.375%, 12/31/32(1)	486	362,901
8.125%, 2/15/33(1)	4,043	4,126,486
Univision Communications, Inc., 9.375%, 8/1/32(1)	3,755	3,898,688
		$ 18,264,844
Building Materials — 3.6%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)(6)	2,909	$ 2,960,545
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)	5,100	4,711,042
5.00%, 3/1/30(1)	2,850	2,792,168
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(1)	2,853	2,880,646
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(1)	5,187	4,932,117
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)	2,031	2,039,224

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
JH North America Holdings, Inc.: (continued)
6.125%, 7/31/32(1)		2,605	$ 2,633,981
Masterbrand, Inc., 7.00%, 7/15/32(1)		5,425	5,520,230
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,884	1,797,981
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		6,010	6,167,762
6.75%, 3/1/33(1)		6,601	6,774,370
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		8,358	8,337,339
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		1,885	1,926,248
Standard Industries, Inc.:
2.25%, 11/21/26(7)	EUR	2,593	2,938,588
3.375%, 1/15/31(1)		2,778	2,484,060
4.375%, 7/15/30(1)		3,112	2,948,290
			$ 61,844,591
Cable & Satellite TV — 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		1,446	$ 1,321,742
4.25%, 1/15/34(1)		9,932	8,566,571
4.50%, 8/15/30(1)		7,605	7,120,867
4.50%, 5/1/32		1,055	958,050
4.75%, 3/1/30(1)		5,575	5,301,428
5.00%, 2/1/28(1)		2,010	1,973,712
5.375%, 6/1/29(1)		923	907,139
6.375%, 9/1/29(1)		3,940	3,978,872
CSC Holdings LLC:
3.375%, 2/15/31(1)		3,173	2,078,786
4.125%, 12/1/30(1)		2,060	1,386,989
5.50%, 4/15/27(1)		2,585	2,504,227
11.75%, 1/31/29(1)		2,436	2,280,130
DISH Network Corp., 11.75%, 11/15/27(1)		2,604	2,714,204
			$ 41,092,717
Capital Goods — 2.6%
Arcosa, Inc., 6.875%, 8/15/32(1)		2,925	$ 3,024,365
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(8)		3,755	3,873,947
Calderys Financing LLC, 11.25%, 6/1/28(1)		5,427	5,740,554
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,583	4,904,832
CTEC II GmbH, 5.25%, 2/15/30(7)	EUR	3,700	3,655,203
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		4,601	4,696,972
ESAB Corp., 6.25%, 4/15/29(1)		2,758	2,821,456
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		1,905	1,950,696
Security	Principal Amount* (000's omitted)		Value
Capital Goods (continued)
Madison IAQ LLC, 5.875%, 6/30/29(1)		2,497	$ 2,433,332
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		3,580	3,812,205
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		5,212	5,051,090
6.375%, 11/1/32(1)		2,905	2,909,610
			$ 44,874,262
Chemicals — 2.7%
Avient Corp.:
6.25%, 11/1/31(1)		3,955	$ 3,972,639
7.125%, 8/1/30(1)		4,654	4,784,428
Celanese U.S. Holdings LLC:
6.75%, 4/15/33		1,488	1,502,198
7.20%, 11/15/33		7,919	8,274,262
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)		950	950,015
8.00%, 7/1/30(1)		4,344	4,503,242
Herens Holdco SARL, 4.75%, 5/15/28(1)		2,371	2,069,374
Herens Midco SARL, 5.25%, 5/15/29(7)	EUR	4,400	3,583,937
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		759	704,904
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)		10,194	10,699,368
Valvoline, Inc., 3.625%, 6/15/31(1)		4,216	3,799,131
WR Grace Holdings LLC, 7.375%, 3/1/31(1)		1,165	1,200,261
			$ 46,043,759
Consumer Products — 1.0%
Acushnet Co., 7.375%, 10/15/28(1)		6,664	$ 6,950,292
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		3,116	2,950,905
Somnigroup International, Inc.:
3.875%, 10/15/31(1)		6,589	5,959,285
4.00%, 4/15/29(1)		855	813,077
			$ 16,673,559
Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(7)	EUR	6,400	$ 6,617,833
4.00%, 9/1/29(1)		3,149	2,870,969
Ball Corp.:
3.125%, 9/15/31		4,030	3,610,280
6.875%, 3/15/28		1,239	1,265,631
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		4,061	3,786,043

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Containers (continued)
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		5,222	$ 5,352,472
8.75%, 4/15/30(1)		6,049	6,178,980
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		2,415	2,392,252
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		4,054	4,104,622
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)		5,745	5,887,447
			$ 42,066,529
Diversified Financial Services — 4.0%
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	2,520	$ 2,931,542
Ally Financial, Inc., Series B, 4.70% to 5/15/26(9)(10)		6,533	6,362,184
Azorra Finance Ltd., 7.25%, 1/15/31(1)		3,495	3,575,841
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		4,649	4,918,368
CI Financial Corp., 4.10%, 6/15/51		3,691	2,644,513
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		3,858	3,587,474
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		5,556	5,908,728
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		4,595	4,699,485
Hightower Holding LLC, 9.125%, 1/31/30(1)		4,765	5,087,857
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		6,560	6,879,384
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		3,625	3,677,843
6.375%, 8/1/33(1)		5,435	5,550,402
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		5,608	5,301,860
4.00%, 10/15/33(1)		450	398,572
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		2,925	3,023,558
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		3,691	3,694,830
			$ 68,242,441
Diversified Media — 1.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		2,016	$ 1,943,584
6.125%, 12/1/28(1)		4,486	4,285,244
Cars.com, Inc., 6.375%, 11/1/28(1)		3,521	3,516,688
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)(6)		3,785	3,782,140
7.75%, 4/15/28(1)		2,149	2,031,340
7.875%, 4/1/30(1)		3,971	4,092,938
CMG Media Corp., 8.875%, 6/18/29(1)		616	599,184
Security	Principal Amount* (000's omitted)	Value
Diversified Media (continued)
Snap, Inc., 6.875%, 3/1/33(1)	7,789	$ 7,992,262
Stagwell Global LLC, 5.625%, 8/15/29(1)	4,538	4,371,512
		$ 32,614,892
Energy — 5.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	4,210	$ 4,414,673
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	3,442	3,446,393
Civitas Resources, Inc., 8.625%, 11/1/30(1)	4,798	4,900,269
Energy Transfer LP, 5.00%, 5/15/50	2,087	1,745,840
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)	2,026	2,058,884
8.25%, 1/15/32(1)	4,008	4,206,035
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,268,093
Matador Resources Co., 6.50%, 4/15/32(1)	3,560	3,573,653
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,188	1,097,404
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	1,656	1,640,356
8.375%, 2/15/32(1)	1,661	1,626,196
Parkland Corp.:
4.50%, 10/1/29(1)	2,516	2,425,994
4.625%, 5/1/30(1)	2,534	2,432,285
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	5,233	5,240,619
6.25%, 2/1/33(1)	2,615	2,632,960
7.00%, 1/15/32(1)	2,706	2,796,729
Plains All American Pipeline LP, Series B, 8.698%, (3 mo. SOFR + 4.372%)(2)(9)	4,645	4,659,237
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,387	1,387,284
7.125%, 1/15/26(1)	366	367,425
SM Energy Co., 7.00%, 8/1/32(1)	2,975	2,948,437
Sunoco LP, 7.25%, 5/1/32(1)	3,010	3,157,355
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,835	2,720,869
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	3,101	2,961,031
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	863	865,206
Transocean, Inc., 8.75%, 2/15/30(1)	1,138	1,180,447
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)	2,255	2,288,385
8.125%, 6/1/28(1)	2,368	2,453,209
8.375%, 6/1/31(1)	1,771	1,833,052
9.00% to 9/30/29(1)(9)(10)	3,874	3,878,475
9.50%, 2/1/29(1)	4,863	5,306,525

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Venture Global LNG, Inc.: (continued)
9.875%, 2/1/32(1)	686	$ 740,584
Vital Energy, Inc.:
7.875%, 4/15/32(1)	1,243	1,092,170
9.75%, 10/15/30	905	849,703
Weatherford International Ltd., 8.625%, 4/30/30(1)	2,478	2,547,736
		$ 90,743,513
Entertainment & Film — 0.3%
Cinemark USA, Inc., 5.25%, 7/15/28(1)	4,631	$ 4,601,867
		$ 4,601,867
Environmental — 1.1%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,094	$ 1,085,886
5.125%, 7/15/29(1)	1,187	1,168,336
6.375%, 2/1/31(1)	1,560	1,595,345
GFL Environmental, Inc., 4.75%, 6/15/29(1)	9,118	8,922,429
Reworld Holding Corp.:
4.875%, 12/1/29(1)	3,299	3,153,522
5.00%, 9/1/30	854	810,931
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	1,905	1,969,728
		$ 18,706,177
Food & Drug Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	1,808	$ 1,764,466
5.875%, 2/15/28(1)	1,807	1,807,797
Ingles Markets, Inc., 4.00%, 6/15/31(1)	4,305	4,012,023
		$ 7,584,286
Food, Beverage & Tobacco — 3.9%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,768	$ 3,912,597
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)	8,544	8,962,987
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)	9,053	9,732,197
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	2,225	2,184,145
7.625%, 7/1/29(1)	5,749	5,996,926
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	5,450	5,244,533
5.50%, 10/15/27(1)	1,594	1,592,840
6.125%, 9/15/32(1)	2,715	2,760,441
Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Pilgrim's Pride Corp.:
3.50%, 3/1/32		3,768	$ 3,387,403
6.875%, 5/15/34		1,860	2,036,862
Post Holdings, Inc., 6.25%, 2/15/32(1)		2,786	2,841,519
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		4,325	4,339,123
Turning Point Brands, Inc., 7.625%, 3/15/32(1)		4,500	4,725,148
U.S. Foods, Inc., 4.75%, 2/15/29(1)		6,726	6,593,283
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		2,515	2,472,291
			$ 66,782,295
Gaming — 3.4%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		7,364	$ 7,670,527
Brightstar Lottery PLC:
5.25%, 1/15/29(1)		2,540	2,522,299
6.25%, 1/15/27(1)		2,048	2,070,144
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		834	788,755
6.50%, 2/15/32(1)		2,499	2,550,083
7.00%, 2/15/30(1)		2,900	2,993,255
Churchill Downs, Inc., 5.75%, 4/1/30(1)		4,352	4,344,494
Flutter Treasury DAC, 5.875%, 6/4/31(1)		4,229	4,259,534
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		4,688	4,830,008
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(1)		4,500	4,409,520
LHMC Finco 2 SARL, 8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(8)	EUR	2,560	3,075,276
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		3,009	3,014,055
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		4,996	5,183,110
Voyager Parent LLC, 9.25%, 7/1/32(1)		8,945	9,468,005
			$ 57,179,065
Healthcare — 7.9%
1261229 BC Ltd., 10.00%, 4/15/32(1)		8,055	$ 8,205,740
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		1,265	1,162,938
4.625%, 10/1/27(1)		1,508	1,475,772
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)(6)		2,186	2,221,480
athenahealth Group, Inc., 6.50%, 2/15/30(1)		12,208	12,010,864
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		3,525	2,743,789

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Encompass Health Corp.:
4.625%, 4/1/31	2,698	$ 2,579,161
4.75%, 2/1/30	1,109	1,084,877
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	1,807	1,924,603
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	3,913	3,582,533
HealthEquity, Inc., 4.50%, 10/1/29(1)	5,710	5,503,872
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)	7,738	8,166,538
IQVIA, Inc.:
5.00%, 5/15/27(1)	1,329	1,322,345
6.25%, 6/1/32(1)	5,683	5,834,765
6.50%, 5/15/30(1)	1,862	1,921,221
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	6,397	6,018,681
10.00%, 6/1/32(1)	930	966,627
Medline Borrower LP, 5.25%, 10/1/29(1)	12,917	12,672,699
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	3,382	3,057,000
3.875%, 5/15/32(1)	2,454	2,144,322
6.25%, 1/15/33(1)	1,942	1,918,450
Option Care Health, Inc., 4.375%, 10/31/29(1)	5,025	4,803,985
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(1)(8)	1,850	1,907,966
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30	4,615	4,503,983
4.90%, 12/15/44	1,242	995,065
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	2,722	2,802,182
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)(6)	2,092	2,103,998
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)	4,627	4,997,230
Tenet Healthcare Corp.:
4.375%, 1/15/30	287	276,179
5.125%, 11/1/27	3,030	3,019,633
6.125%, 10/1/28	5,025	5,028,447
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46	10,614	7,567,689
6.00%, 12/1/32	3,200	3,262,413
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	6,185	6,327,076
		$ 134,114,123
Homebuilders & Real Estate — 2.6%
Artera Services LLC, 8.50%, 2/15/31(1)	3,795	$ 3,146,312
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	1,606	$ 1,518,926
4.625%, 4/1/30(1)	2,665	2,502,030
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)	3,604	3,634,432
8.875%, 9/1/31(1)	1,988	2,132,492
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	7,888	8,346,884
New Home Co., Inc.:
8.50%, 11/1/30(1)	2,217	2,266,264
9.25%, 10/1/29(1)	9,680	10,046,901
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)	1,965	1,872,559
4.625%, 3/15/30(1)	1,792	1,703,115
7.375%, 2/15/31(1)	4,674	4,911,939
TopBuild Corp., 4.125%, 2/15/32(1)	2,923	2,696,943
		$ 44,778,797
Insurance — 2.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)	1,076	$ 1,092,973
6.75%, 10/15/27(1)	8,655	8,669,739
7.00%, 1/15/31(1)	1,907	1,962,545
7.375%, 10/1/32(1)	770	792,505
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	12,698	12,746,938
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	5,307	5,644,674
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	4,297	4,446,267
Ryan Specialty LLC, 5.875%, 8/1/32(1)	4,061	4,075,798
		$ 39,431,439
Leisure — 2.4%
Carnival Corp.:
5.75%, 3/1/27(1)	529	$ 534,607
5.75%, 8/1/32(1)	3,530	3,558,311
6.00%, 5/1/29(1)	5,932	5,988,313
Motion Finco SARL, 8.375%, 2/15/32(1)	3,891	3,440,906
NCL Corp. Ltd.:
5.875%, 3/15/26(1)	525	527,280
5.875%, 2/15/27(1)	1,006	1,009,609
6.75%, 2/1/32(1)	4,195	4,311,392
7.75%, 2/15/29(1)	4,692	4,980,652
NCL Finance Ltd., 6.125%, 3/15/28(1)	2,560	2,592,509

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	4,649	$ 4,728,630
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,649,349
Viking Cruises Ltd.:
5.875%, 9/15/27(1)	5,309	5,309,078
7.00%, 2/15/29(1)	798	804,635
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	551	547,748
		$ 40,983,019
Metals & Mining — 2.5%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	7,110	$ 7,916,075
Constellium SE, 3.75%, 4/15/29(1)	4,864	4,568,739
Eldorado Gold Corp., 6.25%, 9/1/29(1)	4,103	4,112,196
First Quantum Minerals Ltd.:
8.00%, 3/1/33(1)	2,155	2,223,253
9.375%, 3/1/29(1)	6,437	6,829,406
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	3,299	3,274,772
6.125%, 4/1/29(1)	2,194	2,209,294
Novelis Corp.:
3.25%, 11/15/26(1)	1,860	1,831,312
3.875%, 8/15/31(1)	1,964	1,763,414
4.75%, 1/30/30(1)	4,188	4,014,641
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	4,082	3,930,503
		$ 42,673,605
Publishing & Printing — 0.7%
Cimpress PLC, 7.375%, 9/15/32(1)	2,525	$ 2,471,295
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	3,019	3,009,682
7.375%, 9/1/31(1)	2,050	2,132,697
8.00%, 8/1/29(1)	4,366	4,441,584
		$ 12,055,258
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	3,200	$ 3,322,960
		$ 3,322,960
Restaurant — 1.0%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,866	$ 1,801,397
4.00%, 10/15/30(1)	5,641	5,233,451
Security	Principal Amount* (000's omitted)	Value
Restaurant (continued)
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	5,674	$ 5,993,820
Yum! Brands, Inc., 3.625%, 3/15/31	4,317	3,984,854
		$ 17,013,522
Services — 5.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,877	$ 3,834,222
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	1,695	1,778,575
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	4,157	4,049,486
6.875%, 6/15/30(1)	2,140	2,192,197
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	2,161	2,104,359
4.625%, 6/1/28(1)	2,887	2,802,516
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,538,452
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	1,555	1,605,285
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	3,533	3,311,631
Herc Holdings, Inc.:
7.00%, 6/15/30(1)	3,355	3,469,609
7.25%, 6/15/33(1)	2,875	2,979,216
Imola Merger Corp., 4.75%, 5/15/29(1)	7,541	7,322,534
Korn Ferry, 4.625%, 12/15/27(1)	4,509	4,438,573
LBM Acquisition LLC, 6.25%, 1/15/29(1)	2,086	1,832,332
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	3,951	3,855,360
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)	2,550	2,613,473
7.75%, 3/15/31(1)	1,032	1,082,818
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	6,786	6,657,520
VT Topco, Inc., 8.50%, 8/15/30(1)	5,167	5,507,665
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	5,361	5,366,906
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	2,127	2,184,308
6.375%, 3/15/33(1)	2,955	3,027,560
6.625%, 3/15/32(1)	3,548	3,665,297
7.25%, 6/15/28(1)	1,848	1,873,763
White Cap Buyer LLC, 6.875%, 10/15/28(1)	5,443	5,432,958
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	7,346	7,795,590
		$ 95,322,205
Steel — 0.7%
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)	3,880	$ 3,780,900

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Steel (continued)
Cleveland-Cliffs, Inc.: (continued)
7.50%, 9/15/31(1)	3,290	$ 3,287,209
TMS International Corp., 6.25%, 4/15/29(1)	4,064	3,872,653
		$ 10,940,762
Super Retail — 4.7%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	889	$ 854,832
4.75%, 3/1/30	788	757,356
5.00%, 2/15/32(1)	2,474	2,341,993
Bath & Body Works, Inc.:
6.75%, 7/1/36	734	743,988
6.875%, 11/1/35	2,276	2,345,561
6.95%, 3/1/33	1,721	1,772,060
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(8)	18,430	19,260,729
Champ Acquisition Corp., 8.375%, 12/1/31(1)	4,036	4,279,956
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	4,700	4,976,943
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	3,910	4,075,870
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)	1,306	1,216,409
8.75%, 1/15/32(1)	1,495	1,325,131
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)	1,587	1,531,163
6.375%, 1/15/30(1)	1,275	1,301,060
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	2,173	2,117,730
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)	4,015	3,904,913
8.25%, 8/1/31(1)	559	591,450
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	960	905,149
4.375%, 1/15/31(1)	3,334	3,138,328
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	7,302	7,221,560
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	3,075	3,020,999
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	2,081	2,002,979
4.875%, 11/15/31(1)	1,734	1,635,637
Under Armour, Inc., 7.25%, 7/15/30(1)	8,228	8,415,355
		$ 79,737,151
Technology — 3.1%
Ciena Corp., 4.00%, 1/31/30(1)	3,812	$ 3,606,375
Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		3,476	$ 3,512,794
9.00%, 9/30/29(1)		7,796	8,073,468
Coherent Corp., 5.00%, 12/15/29(1)		2,530	2,478,047
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)		4,088	4,151,429
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,362	2,283,460
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		3,553	3,637,155
McAfee Corp., 7.375%, 2/15/30(1)		3,928	3,646,182
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,322	3,213,173
Open Text Corp., 3.875%, 2/15/28(1)		1,691	1,629,210
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,571	1,474,104
Seagate Data Storage Technology Pte. Ltd.:
4.091%, 6/1/29(1)		853	817,273
9.625%, 12/1/32(1)		4,172	4,702,097
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		3,414	3,118,212
6.625%, 7/15/32(1)		1,225	1,253,011
VM Consolidated, Inc., 5.50%, 4/15/29(1)		4,657	4,576,055
			$ 52,172,045
Telecommunications — 2.4%
Altice Financing SA:
5.00%, 1/15/28(1)		2,145	$ 1,721,307
5.75%, 8/15/29(1)		1,253	960,927
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)		2,320	2,394,551
EchoStar Corp., 10.75%, 11/30/29		3,562	3,756,325
Iliad Holding SASU:
7.00%, 4/15/32(1)		2,795	2,872,250
8.50%, 4/15/31(1)		2,025	2,173,738
Level 3 Financing, Inc.:
3.875%, 10/15/30(1)		737	635,663
4.50%, 4/1/30(1)		2,365	2,140,337
4.875%, 6/15/29(1)		635	598,439
Sable International Finance Ltd., 7.125%, 10/15/32(1)		2,181	2,183,547
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		5,386	5,013,414
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(7)	GBP	1,206	1,543,131
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,300	1,261,895
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)		2,432	2,252,592
7.75%, 4/15/32(1)		1,550	1,616,580

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Telecommunications (continued)
Zegona Finance PLC, 8.625%, 7/15/29(1)	6,666	$ 7,105,956
Ziggo BV, 4.875%, 1/15/30(1)	2,956	2,733,431
		$ 40,964,083
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)	4,761	$ 4,537,671
		$ 4,537,671
Utility — 4.7%
Alpha Generation LLC, 6.75%, 10/15/32(1)	8,094	$ 8,289,778
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)	2,025	1,957,174
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	4,860	4,912,896
Calpine Corp.:
4.50%, 2/15/28(1)	1,920	1,900,326
4.625%, 2/1/29(1)	2,185	2,148,843
5.00%, 2/1/31(1)	445	440,129
5.125%, 3/15/28(1)	4,564	4,544,954
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)	2,036	1,859,710
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	5,493	5,077,367
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	2,250,795
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,359	3,071,481
6.00%, 2/1/33(1)	3,495	3,507,418
6.25%, 11/1/34(1)	2,335	2,367,809
10.25% to 3/15/28(1)(9)(10)	3,771	4,154,063
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	2,331	2,261,720
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	3,783	3,556,117
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,536	3,491,144
TransAlta Corp., 7.75%, 11/15/29	3,909	4,076,337
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,224	2,156,561
5.00%, 7/31/27(1)	6,128	6,099,365
6.875%, 4/15/32(1)	3,705	3,851,985
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)	3,251	3,150,777
8.375%, 1/15/31(1)	2,315	2,429,972
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
XPLR Infrastructure Operating Partners LP: (continued)
8.625%, 3/15/33(1)	2,325	$ 2,464,416
		$ 80,021,137
Total Corporate Bonds (identified cost $1,385,817,934)		$1,402,071,165

Exchange-Traded Funds — 0.5%
Security	Shares	Value
Fixed Income Funds — 0.5%
iShares Broad USD High Yield Corporate Bond ETF	222,075	$ 8,303,384
Total Exchange-Traded Funds (identified cost $8,276,580)		$ 8,303,384

Preferred Stocks — 0.2%
Security	Principal Amount	Value
Insurance — 0.2%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(4)(8)	$4,170,000	$ 4,255,310
Total Preferred Stocks (identified cost $4,107,450)		$ 4,255,310

Senior Floating-Rate Loans — 7.5%(11)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 8/24/28		1,670	$ 1,678,328
			$ 1,678,328
Automotive & Auto Parts — 0.7%
Clarios Global LP:
Term Loan, 4.901%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	7,520	$ 8,612,543
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		3,311	3,316,327
			$ 11,928,870

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Broadcasting — 0.2%
E.W. Scripps Co.:
Term Loan, 10.208%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	2,405	$ 2,440,075
Term Loan, 11/30/29(12)	1,266	1,232,318
		$ 3,672,393
Building Materials — 0.3%
Associated Materials, Inc., Term Loan, 10.356%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	5,177	$ 4,717,206
		$ 4,717,206
Capital Goods — 0.3%
EMRLD Borrower LP:
Term Loan, 6.833%, (3 mo. USD Term SOFR + 2.50%), 5/31/30	3,291	$ 3,296,982
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 8/4/31	1,489	1,491,542
		$ 4,788,524
Diversified Media — 0.2%
CMG Media Corp., Term Loan, 7.896%, (3 mo. USD Term SOFR + 3.50%), 6/18/29	2,818	$ 2,759,111
		$ 2,759,111
Energy — 0.5%
M6 ETX Holdings II Midco LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/1/32	3,637	$ 3,665,405
New Generation Gas Gathering LLC, Term Loan, 10.058%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	5,570	5,585,197
		$ 9,250,602
Food, Beverage & Tobacco — 0.3%
Primo Brands Corp., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	4,674	$ 4,690,370
		$ 4,690,370
Gaming — 0.4%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(3)(13)	2,942	$ 2,941,588
Spectacle Gary Holdings LLC, Term Loan, 8.696%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	3,739	3,676,243
		$ 6,617,831
Borrower/Description	Principal Amount* (000's omitted)	Value
Healthcare — 1.3%
athenahealth Group, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	1,745	$ 1,746,190
Bausch Health Cos., Inc., Term Loan, 10.606%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	9,160	8,999,013
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	3,949	3,963,561
LifePoint Health, Inc., Term Loan, 8.068%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	2,498	2,497,226
Team Health Holdings, Inc., Term Loan, 9.606%, (1 mo. USD Term SOFR + 5.25%), 3/2/27	5,836	5,839,590
		$ 23,045,580
Homebuilders & Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	3,965	$ 2,798,422
		$ 2,798,422
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.046%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	2,824	$ 2,890,041
		$ 2,890,041
Leisure — 0.3%
Peloton Interactive, Inc., Term Loan, 9.833%, (3 mo. USD Term SOFR + 5.50%), 5/30/29	5,449	$ 5,549,085
		$ 5,549,085
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	7,866	$ 7,873,158
		$ 7,873,158
Services — 0.5%
AlixPartners LLP, Term Loan, 6.971%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	7,008	$ 7,018,888
LBM Acquisition LLC, Term Loan, 6/6/31(12)	2,529	2,369,761
		$ 9,388,649
Super Retail — 0.6%
Hanesbrands, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	2,436	$ 2,448,574
Mavis Tire Express Services Corp., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	2,330	2,335,114

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Super Retail (continued)
Petco Health & Wellness Co., Inc., Term Loan, 7.807%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	3,922	$ 3,674,588
PetSmart, Inc., Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 2/11/28	2,287	2,285,518
		$ 10,743,794
Technology — 0.7%
Cloud Software Group, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 3/29/29	1,338	$ 1,341,993
Fortress Intermediate 3, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	9,441	9,470,147
McAfee LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	993	961,908
		$ 11,774,048
Telecommunications — 0.2%
Lumen Technologies, Inc.:
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	1,801	$ 1,794,374
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	2,276	2,266,070
		$ 4,060,444
Total Senior Floating-Rate Loans (identified cost $127,768,496)		$ 128,226,456

Miscellaneous — 0.3%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(3)(5)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(5)	$1,660,000	$ 0
		$ 0
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(3)(4)	17,991	$ 4,529,978
		$ 4,529,978
Security	Principal Amount/ Shares	Value
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(3)(5)	$1,153,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(3)(5)	2,774,000	0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(3)(5)	$2,404,000	$ 0
		$ 0
Services — 0.0%†
Hertz Corp., Escrow Certificates(5)	$502,000	$ 95,380
		$ 95,380
Total Miscellaneous (identified cost $428,274)		$ 4,625,358

Short-Term Investments — 4.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(14)	73,842,728	$ 73,842,728
Total Short-Term Investments (identified cost $73,842,728)		$ 73,842,728
Total Purchased Swaptions—0.0%† (identified cost $481,094)		$ 531,810
Total Investments — 99.5% (identified cost $1,666,267,081)		$1,692,030,280
Total Written Swaptions — (0.0)%† (premiums received $58,094)		$ (78,049)
Other Assets, Less Liabilities — 0.5%		$ 8,312,900
Net Assets — 100.0%		$1,700,265,131
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $1,330,830,950 or 78.3% of the Portfolio's net assets.

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security.
(5)	Non-income producing security.
(6)	When-issued security.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $18,338,692 or 1.1% of the Portfolio's net assets.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined.
(13)	Fixed-rate loan.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.

Purchased Credit Default Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to buy protection on Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.44.V1) at 107, expiring 9/17/30	Goldman Sachs International	USD	60,515,021	9/17/25	$531,810
Total					$531,810
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Credit Default Swaptions (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to buy protection on Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.44.V1) at 102, expiring 9/17/30	Goldman Sachs International	USD	(60,515,021)	9/17/25	$(78,049)
Total					$(78,049)
†	Amount is less than 0.05% or (0.05)%, as applicable.

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	31,921,010	EUR	27,544,416	State Street Bank and Trust Company	10/31/25	$304,672	$ —
USD	1,568,498	GBP	1,173,034	HSBC Bank USA, N.A.	10/31/25	18,049	—
						$322,721	$—
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2025, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$ 1,756,569
Enviva LLC	12/6/24	76,513	540,182	1,492,042
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
Total Common Stocks			$2,339,462	$3,248,611
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$4,170,000	$4,107,450	$ 4,255,310
Total Preferred Stocks			$4,107,450	$4,255,310
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18,12/17/21, 7/21/25	17,991	$ 428,274	$ 4,529,978
Total Miscellaneous			$428,274	$4,529,978
Total Restricted Securities			$6,875,186	$12,033,899
Affiliated Investments
At July 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $73,842,728, which represents 4.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$49,686,239	$373,251,912	$(349,095,423)	$ —	$ —	$73,842,728	$2,043,084	73,842,728
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

High Income Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 43,237,521	$ —	$ 43,237,521
Common Stocks	21,492,299	1,537,901	1,756,569	24,786,769
Convertible Bonds	—	2,149,779	—	2,149,779
Corporate Bonds	—	1,402,071,165	—	1,402,071,165
Exchange-Traded Funds	8,303,384	—	—	8,303,384
Preferred Stocks	—	4,255,310	—	4,255,310
Senior Floating-Rate Loans	—	125,284,868	2,941,588	128,226,456
Miscellaneous	—	95,380	4,529,978	4,625,358
Short-Term Investments	73,842,728	—	—	73,842,728
Purchased Credit Default Swaptions	—	531,810	—	531,810
Total Investments	$103,638,411	$1,579,163,734	$9,228,135	$1,692,030,280
Forward Foreign Currency Exchange Contracts	$ —	$ 322,721	$ —	$ 322,721
Total	$103,638,411	$1,579,486,455	$9,228,135	$1,692,353,001
Liability Description
Written Credit Default Swaptions	$ —	$ (78,049)	$ —	$ (78,049)
Total	$ —	$ (78,049)	$ —	$ (78,049)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
Investment Valuation — Derivatives. Options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Swaptions - A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.